LEASES (Tables)	12 Months Ended
Sep. 30, 2024
Leases
SCHEDULE OF LEASE EXPENSES

The components of lease expenses are as follows:

	For the year ended September 30,
	2022	2023	2024
	US$	US$	US$
Operating lease expense	1,218,366	1,218,482	1,219,454
Finance lease expense:
Amortization of right-of-use assets	41,104	41,112	38,116
Interest of lease liabilities	8,685	6,721	7,536
Total finance lease expense	49,789	47,833	45,652

SCHEDULE OF FINANCE LEASE

The components of finance lease are as follows:

	For the year ended September 30,
	2022	2023	2024
	US$	US$	US$
Finance lease
Right-of-use assets, costs	205,523	205,523	172,170
Accumulated amortization	(65,082)	(106,194)	(17,217)
Right-of-use assets, net	140,441	99,329	154,953

SCHEDULE OF OPERATING LEASE

The components of operating lease are as follows:

	For the year ended September 30,
	2022	2023	2024
	US$	US$	US$
Operating lease
Right-of-use assets, costs	4,707,764	4,757,334	5,360,768
Accumulated amortization	(2,076,641)	(3,185,650)	(4,351,509)
Right-of-use assets, net	2,631,123	1,571,684	1,009,259

SCHEDULE OF WEIGHTED AVERAGE OPERATING LEASE

Other information about the Company’s leases is as follows:

	As of September 30,
	2022	2023	2024
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	1,225,668	1,221,116	1,222,565
Operating cash flows used in finance leases	8,685	6,721	7,526
Financing cash flows used in finance leases	36,477	40,235	33,002
Right-of-use assets obtained in exchange for new operating lease liabilities	2,729,907	49,442	603,434
Right-of-use assets obtained in exchange for new finance lease liabilities	-	-	172,170
Weighted-average remaining lease term - operating	2.33 years	1.37 years	1.87 years
Weighted-average remaining lease term-finance	3.42 years	2.42 years	4.5 years
Weighted average discount rate – operating	5.13%	5.13%	5.5%
Weighted average discount rate-finance	5.13%	5.13%	5.88%

SCHEDULE OF MATURITY OF LEASE LIABILITIES

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of September 30, 2024:

	Operating leases	Finance leases	Total
	US$	US$	US$

Year ending September 30,
2025	625,719	39,831	665,550
2026	216,480	39,831	256,311
2027	198,440	39,831	238,271
2028	-	39,831	39,831
2029	-	19,914	19,914
Total undiscounted lease payments	1,040,639	179,238	1,219,877
Less: imputed interest	(51,658)	(18,786)	(70,444)
Lease liabilities recognized in the Consolidated Balance Sheet	988,981	160,452	1,149,433
Less: lease liabilities – current portion	(594,589)	(34,731)	(629,320)
Lease liabilities – non-current portion	394,392	125,721	520,113